EVENTS OCCURRING AFTER THE REPORTING PERIOD	12 Months Ended
Jun. 30, 2020
EVENTS OCCURRING AFTER THE REPORTING PERIOD
EVENTS OCCURRING AFTER THE REPORTING PERIOD

21.EVENTS OCCURRING AFTER THE REPORTING PERIOD

On August 18, 2020, the subsidiary Rizobacter S.A. completed a $17 million public offering of Series IV corporate bonds under its global program of corporate bonds in the Argentine market. The bonds mature in August 2023 and pay an annual nominal interest rate of 0.0%. Rizobacter intends to use the proceeds of the bond issuance to support working capital, extend debt maturities, and reduce financing cost, as well as for general corporate purposes.

On August 24, 2020, the Company completed an offer to exchange any and all of its 24,200,000 outstanding warrants, for either 0.12 Ordinary Shares (the "Exchange Shares") or $0.45 in cash per Warrant, without interest (the "Cash Consideration", and together with the Exchange Shares, the "Exchange Consideration"), at the election of the holder (the "Offer"). The Offer was made upon the terms and subject to the conditions set forth in the Company's Tender Offer Statement and Schedule 13E-3 Statement on Schedule TO, originally filed by the Company with the Securities and Exchange Commission (the "SEC") on July 27, 2020, as amended and supplemented, and the related letter of election and transmittal and other offer materials.

The Offer provided for a premium to the closing trading price of the Public warrants on July 24, 2020 equal to (a) 321%, in respect of the Cash Consideration, or (b) 482% in respect of the implied value of the Exchange Shares taking into account the closing trading price of the Ordinary Shares on July 24, 2020. The premium offer price allowed for maximum participation of holders in the Offer.

Based on information provided by Continental Stock Transfer & Trust Company, the depositary for the Offer, a total of 21,938,774 warrants were validly tendered and not properly withdrawn prior to the expiration of the Offer. The Company accepted for exchange all such Warrants and paid an aggregate amount of approximately $115,062 of the Cash Consideration and issued an aggregate of 2,601,954 Exchange Shares in exchange for the warrants tendered.

Following the Offer, the Company redeemed the 2,261,226 warrants that were not validly tendered or exchanged pursuant to the Offer for $0.405 in cash per warrant. The Company paid an aggregate amount of approximately $915,796 for these warrants.

Subsequent to June 30, 2020, there have been no other situations or circumstances that may require significant adjustments or further disclosure in these consolidated financial statements that were not mentioned above.